Financial Instruments	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Financial Instruments

12.    Financial Instruments

(a)      Interest rate risk: The Company is subject to interest rate risk associated with changing interest rates with respect to its variable interest rate term loans as described in Notes 6 and 7.

(b)      Concentration of credit risk: Financial instruments consists principally of cash, trade accounts receivable, long-term receivable and derivatives.

The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings and performing periodic evaluations of the relative credit standing of the counterparties.

(c)      Fair value: The carrying amounts reflected in the accompanying interim Consolidated Balance Sheets of cash and cash equivalents, restricted cash, trade receivables, margin deposits, accounts payable and due from/to related parties, approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates approximates the recorded values, generally due to their variable interest rates. The Company performs relevant enquiries on a periodic basis to assess the recoverability of the long-term receivable and estimates that the amount presented on the accompanying interim Consolidated Balance Sheets approximates the amount that is expected to be received by the Company at the end of the non-cancellable lease period.

The fair values of the interest rate swap agreements, bunker swap agreements, call option agreements and put option agreements discussed in Note 7 above, are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The estimated fair values of the Company’s financial instruments, other than derivatives as of June 30, 2021, and December 31, 2020, are as follows:

	Carrying Amount June 30, 2021	Fair Value June 30, 2021	Carrying Amount December 31, 2020	Fair Value December 31, 2020
Financial assets (liabilities)
Cash and cash equivalents	128,851	128,851	160,475	160,475
Restricted cash	10,059	10,059	11,296	11,296
Margin deposits	5,936	5,936	6,153	6,153
Long-term receivables	35,570	35,570	27,294	27,294
Financial liability	(4,683)	(4,683)	(5,148)	(5,148)
Debt	(1,423,296)	(1,423,296)	(1,509,794)	(1,509,794)

The Company does not offset fair value amounts recognized for derivatives by the right to reclaim cash collateral or the obligation to return cash collateral. The amount of collateral to be posted is defined in the terms of respective master agreement executed with counterparties or exchanges and is required when agreed upon threshold limits are exceeded. As of June 30, 2021, the Company deposited cash collateral related to its derivative instruments under its collateral security arrangements of $5,936, ($6,153 as of December 31, 2020), which is recorded within margin deposits in the interim Consolidated Balance Sheets.

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the consolidated balance sheet on a net basis by counterparty when a legal right of set-off exists. The following tables present information with respect to the fair values of derivatives reflected in the consolidated balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the interim Consolidated Statements of Comprehensive (Loss) Income or in the interim Consolidated Balance Sheets, as a component of Accumulated other comprehensive loss.

Fair Value of Derivative Instruments

		Asset Derivatives		Liability Derivatives
Derivative	Balance Sheet Location	June 30, 2021 Fair Value	December 31, 2020 Fair Value	June 30, 2021 Fair Value	December 31, 2020 Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	11,018	11,095
	Financial instruments - Fair value, net of current portion	441	—	15,018	25,088

	Subtotal	441	—	26,036	36,183

		Asset Derivatives		Liability Derivatives
Derivative	Balance Sheet Location	June 30, 2021 Fair Value	December 31, 2020 Fair Value	June 30, 2021 Fair Value	December 31, 2020 Fair Value
Derivatives not designated as hedging instruments
Bunker swaps	Current portion of financial instruments - Fair value	768	255	434	3,988
Bunker swaps	Financial instruments - Fair value, net of current portion	72	—	712	5,023
Bunker put options	Current portion of financial instruments - Fair value	—	387	—	180

	Subtotal	840	642	1,146	9,191

Total derivatives		1,281	642	27,182	45,374

Derivatives designated as Hedging Instruments-Net effect on the Consolidated Statements of Comprehensive (Loss) Income

	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2021	2020	2021	2020
Interest rate swaps	3,642	(3,927)	15,611	(25,934)

Total	3,642	(3,927)	15,611	(25,934)

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2021	2020	2021	2020
Interest rate swaps	Depreciation expense	(48)	(47)	(96)	(94)
Interest rate swaps	Interest and finance costs, net	2,830	(1,828)	5,244	(1,520)

Total		2,782	(1,875)	5,148	(1,614)

Derivatives not designated as Hedging Instruments–Net effect on the Consolidated Statement of Comprehensive (Loss) Income

	Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2021	2020	2021	2020
Interest rate swaps	Interest and finance costs, net	—	(1)	—	75
Bunker swaps	Interest and finance costs, net	3,695	1,511	7,950	(16,774)
Bunker put options	Interest and finance costs, net	(16)	(886)	(172)	886
Bunker call options	Interest and finance costs, net	—	(1)	—	(264)

Total		3,679	623	7,778	(16,077)

The accumulated loss from Derivatives designated as Hedging instruments recognized in Accumulated Other Comprehensive Loss as of June 30, 2021, and December 31, 2020, was $26,531 and $36,994, respectively.

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of June 30, 2021, and December 31, 2020, using Level 2 inputs (significant other observable inputs):

Recurring measurements:	June 30, 2021	December 31, 2020
Interest rate swaps	(25,595)	(36,183)
Bunker swaps	(306)	(8,755)
Bunker put options	—	206

	(25,901)	(44,732)